Note 22 - Financial liabilities at amortized cost - Other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 11,850	€ 13,129	€ 12,141
Creditors For Other Financial Liabilities Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	2,835	3,465	3,303
Collection Accounts Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,452	2,768	2,369
Creditors For Other Payment Obligations Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	5,563	6,370	5,960
Dividend Payable But Pending Payment Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 0	€ 525	€ 509